Share Capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share Capital
Note 17 - Share Capital

In January 2023, the Company underwent a Reverse Share Split, which entailed the consolidation of its registered share capital in a 1:10 ratio. As a result, every ten pre-existing ordinary shares, which had a par value of 0.01 NIS, was merged into one ordinary share with a par value of 0.1 NIS.

The share capital presented in the Financial Statements has been duly adjusted to reflect the Reverse Share Split.

A.	Registered capital

	December 31	December 31
	2024	2023
	Number of shares
Ordinary shares with par value of NIS 0.1	180,000,000	180,000,000

B.	Issued capital:

	Share capital				Share premium
	As of December 31		As of December 31		As of December 31
	2024	2023	2024	2023	2024	2023
	Number of shares		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Fully paid-up ordinary shares
with par value of NIS 0.1	118,564,895	117,963,310	3,308	3,293	1,028,532	1,028,532

C.	Changes in fully paid-up share capital
Number of shares
Balance as of January 1, 2023	101,582,902

Issuance of shares (1)	16,042,935

Exercise of options by employees	337,473

Balance as of December 31, 2023	117,963,310

Exercise of options by employees	601,585

Balance as of December 31, 2024	118,564,895

(1)	On February 14, 2023, the Company completed an Initial Public Offering of 14,000,000 ordinary shares at USD 18 per share, on the Nasdaq Global Select Market (the: “Nasdaq IPO”).

On February 21, 2023, the Company completed an additional allocation of 2,042,935 ordinary shares at a price of USD 18 per share, in accordance with an option granted to the Nasdaq IPO’s underwriters.

Accordingly, the total amount raised through the Nasdaq IPO amounts to approximately USD 290 million dollars in total.